Leases (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Movements in Lease Liabilities
Movements in the Group’s lease liabilities during the year are as follows:

	2025	2024
	US$M	US$M
At the beginning of the financial year	3,116	3,019
Additions	870	593
Remeasurements of index-linked freight contracts	(297)	230
Lease payments	(881)	(837)
Foreign exchange movement	(13)	(16)
Amortisation of discounting	169	181
Divestment of subsidiaries and operations 1	–	(60)
Transfers and other movements	(11)	6

At the end of the financial year	2,953	3,116

Comprising:
Current liabilities	641	686
Non-current liabilities	2,312	2,430

1	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.

Summary of Movements in Right of Use Assets
Movements in the Group’s
right-of-use
assets during the year are as follows:

	2025			2024
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	490	2,218	2,708	573	2,236	2,809
Additions	26	844	870	26	567	593
Remeasurements of index-linked freight contracts	–	(210)	(210)	–	230	230
Depreciation expensed during the period	(75)	(642)	(717)	(79)	(638)	(717)
Impairments for the year	–	–	–	–	(140)	(140)
Divestment of subsidiaries and operations 1	–	–	–	(30)	(40)	(70)
Transfers and other movements	(2)	4	2	–	3	3

At the end of the financial year	439	2,214	2,653	490	2,218	2,708

– Cost	764	4,690	5,454	742	4,479	5,221
– Accumulated depreciation and impairments	(325)	(2,476)	(2,801)	(252)	(2,261)	(2,513)

1	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts recorded in the income statement and the cash flow statement for the year were:

	2025	2024	2023	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	717	717	533	Profit from operations
Short-term, low-value and variable lease costs 1	844	916	795	Profit from operations
Interest on lease liabilities	169	181	130	Financial expenses
Cash flow statement
Principal lease payments	712	656	576	Cash flows from financing activities
Lease interest payments	169	181	130	Cash flows from operating activities

1
Relates to US$777 million of variable lease costs (2024: US$792 million; 2023: US$714 million), US$43 million of short-term lease costs (2024: US$96 million; 2023: US$47 million) and US$24 million of low-value
lease costs (2024: US$28 million; 2023: US$34 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.